LOANS AND PAYMENT PLAN RECEIVABLES, Receivables Past Due (FY) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2017
Non performing loans [Abstract]
90+ and Still Accruing		$ 0	$ 118		$ 0
Non-Accrual		13,364	10,607		8,410
Total Non-performing Loans		13,364	10,725		8,410
Accrued interest included in recorded investment		0	2		0
Accrued Interest		500	600	$ 800
Interest Income		0	0	$ 0
Aging analysis of loans by class [Abstract]
Total		15,597	15,637		13,803
Loans not Past Due		1,597,764	1,504,250		1,929,260
Total loans recorded investment		1,613,361	1,519,887		1,943,063
Accrued interest included in recorded investment		5,113	4,837		5,969
Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		4,257	5,881		4,455
Accrued interest included in recorded investment		45	53		53
Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		2,659	1,555		1,631
Accrued interest included in recorded investment		19	17		24
Loans Past Due, 90+ days [Member]
Non performing loans [Abstract]
Accrued interest included in recorded investment		0	2		0
Aging analysis of loans by class [Abstract]
Total		8,681	8,201		7,717
Accrued interest included in recorded investment		0	2		0
Loans Past Due Total [Member]
Aging analysis of loans by class [Abstract]
Accrued interest included in recorded investment		64	72		77
Loans Not Past Due [Member]
Aging analysis of loans by class [Abstract]
Accrued interest included in recorded investment		5,049	4,765		5,892
Commercial [Member]
Aging analysis of loans by class [Abstract]
Total loans recorded investment		805,995	750,267		839,330
Accrued interest included in recorded investment		1,978	1,869		2,080
Commercial [Member] | Income Producing - Real Estate [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0		0
Non-Accrual		628	1,027		72
Total Non-performing Loans		628	1,027		72
Aging analysis of loans by class [Abstract]
Total		383	1,059		455
Loans not Past Due		287,255	305,155		271,747
Total loans recorded investment		287,638	306,214		272,202
Commercial [Member] | Income Producing - Real Estate [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		0	203		425
Commercial [Member] | Income Producing - Real Estate [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		0	209		0
Commercial [Member] | Income Producing - Real Estate [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		383	647		30
Commercial [Member] | Land, Land Development and Construction Real Estate [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	49		0
Non-Accrual		105	401		10
Total Non-performing Loans		105	450		10
Aging analysis of loans by class [Abstract]
Total		105	252		10
Loans not Past Due		51,670	44,231		67,793
Total loans recorded investment		51,775	44,483		67,803
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		74	0		10
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		0	0		0
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		31	252		0
Commercial [Member] | Commercial and Industrial [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	69		0
Non-Accrual		4,430	2,028		706
Total Non-performing Loans		4,430	2,097		706
Aging analysis of loans by class [Abstract]
Total		1,551	952		334
Loans not Past Due		465,031	398,618		498,991
Total loans recorded investment		466,582	399,570		499,325
Commercial [Member] | Commercial and Industrial [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		100	785		120
Commercial [Member] | Commercial and Industrial [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		1,385	16		149
Commercial [Member] | Commercial and Industrial [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		66	151		65
Mortgage [Member]
Aging analysis of loans by class [Abstract]
Total loans recorded investment		540,979	500,306		784,372
Accrued interest included in recorded investment	[1]	2,364	2,270		3,026
Mortgage [Member] | 1-4 Family [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0		0
Non-Accrual		5,248	4,744		5,207
Total Non-performing Loans		5,248	4,744		5,207
Aging analysis of loans by class [Abstract]
Total		8,478	7,327		8,055
Loans not Past Due		306,063	269,880		553,928
Total loans recorded investment		314,541	277,207		561,983
Accrued interest included in recorded investment	[1]	1,466	1,396		2,134
Mortgage [Member] | 1-4 Family [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		2,361	1,943		1,929
Mortgage [Member] | 1-4 Family [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		869	640		919
Mortgage [Member] | 1-4 Family [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		5,248	4,744		5,207
Mortgage [Member] | Resort Lending [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0		0
Non-Accrual		1,507	1,094		1,411
Total Non-performing Loans		1,507	1,094		1,411
Aging analysis of loans by class [Abstract]
Total		1,507	1,401		1,909
Loans not Past Due		101,541	114,619		91,370
Total loans recorded investment		103,048	116,020		93,279
Accrued interest included in recorded investment	[1]	450	477		374
Mortgage [Member] | Resort Lending [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		0	307		363
Mortgage [Member] | Resort Lending [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		0	0		135
Mortgage [Member] | Resort Lending [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		1,507	1,094		1,411
Mortgage [Member] | Home Equity - 1st Lien [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0		0
Non-Accrual		222	187		258
Total Non-performing Loans		222	187		258
Aging analysis of loans by class [Abstract]
Total		371	237		718
Loans not Past Due		28,645	22,327		35,826
Total loans recorded investment		29,016	22,564		36,544
Accrued interest included in recorded investment	[1]	111	87		165
Mortgage [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		149	50		460
Mortgage [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		0	0		0
Mortgage [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		222	187		258
Mortgage [Member] | Home Equity - 2nd Lien [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0		0
Non-Accrual		317	147		221
Total Non-performing Loans		317	147		221
Aging analysis of loans by class [Abstract]
Total		1,005	640		1,013
Loans not Past Due		54,232	50,618		56,677
Total loans recorded investment		55,237	51,258		57,690
Accrued interest included in recorded investment	[1]	226	196		260
Mortgage [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		470	439		597
Mortgage [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		218	54		195
Mortgage [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		317	147		221
Mortgage [Member] | Purchased Loans [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0		0
Non-Accrual		0	2		0
Total Non-performing Loans		0	2		0
Aging analysis of loans by class [Abstract]
Total		15	12		4
Loans not Past Due		39,122	33,245		34,872
Total loans recorded investment		39,137	33,257		34,876
Accrued interest included in recorded investment	[1]	111	114		93
Mortgage [Member] | Purchased Loans [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		13	9		3
Mortgage [Member] | Purchased Loans [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		2	1		1
Mortgage [Member] | Purchased Loans [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		0	2		0
Installment [Member]
Aging analysis of loans by class [Abstract]
Total loans recorded investment		266,387	234,715		319,361
Accrued interest included in recorded investment	[1]	771	698		863
Installment [Member] | Home Equity - 1st Lien [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0		0
Non-Accrual		266	106		97
Total Non-performing Loans		266	106		97
Aging analysis of loans by class [Abstract]
Total		625	528		298
Loans not Past Due		12,025	16,707		9,925
Total loans recorded investment		12,650	17,235		10,223
Accrued interest included in recorded investment	[1]	54	78		42
Installment [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		311	315		115
Installment [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		48	107		86
Installment [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		266	106		97
Installment [Member] | Home Equity - 2nd Lien [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0		0
Non-Accrual		289	443		224
Total Non-performing Loans		289	443		224
Aging analysis of loans by class [Abstract]
Total		568	823		408
Loans not Past Due		13,390	19,727		10,103
Total loans recorded investment		13,958	20,550		10,511
Accrued interest included in recorded investment	[1]	59	83		44
Installment [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		238	231		161
Installment [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		41	149		23
Installment [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		289	443		$ 224
Installment [Member] | Loans Not Secured By Real Estate [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0
Non-Accrual		351	421
Total Non-performing Loans		351	421
Aging analysis of loans by class [Abstract]
Total		979	1,071
Loans not Past Due		236,022	193,680
Total loans recorded investment		237,001	194,751
Accrued interest included in recorded investment	[1]	638	520
Installment [Member] | Loans Not Secured By Real Estate [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		533	567
Installment [Member] | Loans Not Secured By Real Estate [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		95	83
Installment [Member] | Loans Not Secured By Real Estate [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		351	421
Installment [Member] | Other [Member]
Non performing loans [Abstract]
90+ and Still Accruing		0	0
Non-Accrual		1	2
Total Non-performing Loans		1	2
Aging analysis of loans by class [Abstract]
Total			20
Loans not Past Due			2,159
Total loans recorded investment			2,179
Accrued interest included in recorded investment	[1]	20	17
Installment [Member] | Other [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total			15
Installment [Member] | Other [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total			3
Installment [Member] | Other [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total			2
Installment [Member] | Other [Member]
Aging analysis of loans by class [Abstract]
Total		10
Loans not Past Due		2,768
Total loans recorded investment		2,778
Installment [Member] | Other [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		8
Installment [Member] | Other [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		1
Installment [Member] | Other [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		1
Payment Plan Receivables [Member]
Aging analysis of loans by class [Abstract]
Total loans recorded investment		0	34,599
Accrued interest included in recorded investment		$ 0	0
Payment Plan Receivables [Member] | Full Refund [Member]
Non performing loans [Abstract]
90+ and Still Accruing			0
Non-Accrual			2
Total Non-performing Loans			2
Aging analysis of loans by class [Abstract]
Total			556
Loans not Past Due			21,294
Total loans recorded investment			21,850
Payment Plan Receivables [Member] | Full Refund [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total			492
Payment Plan Receivables [Member] | Full Refund [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total			62
Payment Plan Receivables [Member] | Full Refund [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total			2
Payment Plan Receivables [Member] | Partial Refund [Member]
Non performing loans [Abstract]
90+ and Still Accruing			0
Non-Accrual			2
Total Non-performing Loans			2
Aging analysis of loans by class [Abstract]
Total			645
Loans not Past Due			5,834
Total loans recorded investment			6,479
Payment Plan Receivables [Member] | Partial Refund [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total			415
Payment Plan Receivables [Member] | Partial Refund [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total			228
Payment Plan Receivables [Member] | Partial Refund [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total			2
Payment Plan Receivables [Member] | Other [Member]
Non performing loans [Abstract]
90+ and Still Accruing			0
Non-Accrual			1
Total Non-performing Loans			1
Aging analysis of loans by class [Abstract]
Total			114
Loans not Past Due			6,156
Total loans recorded investment			6,270
Payment Plan Receivables [Member] | Other [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total			110
Payment Plan Receivables [Member] | Other [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total			3
Payment Plan Receivables [Member] | Other [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total			$ 1

[1]	Credit scores have been updated within the last twelve months.